Stockholders' Deficit (Details) - Schedule of Warrant Activity - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Warrant Activity [Abstract]
Number of Options, Outstanding, beginning (in Shares)	2,240,000	2,240,000	42,777
Weighted-Average Exercise Price, Outstanding beginning	$ 0.2	$ 0.2	$ 1.12
Weighted- Average Remaining Contractual Term (Years), Outstanding, beginning			1 year 1 month 9 days
Weighted-Average Grant-Date Fair Value, Outstanding beginning	$ 0.2	$ 0.2
Aggregate Intrinsic Value, Outstanding beginning (in Dollars)		$ 224,000	$ 93,255
Number of Warrants, Anti-Dilution adjustment (in Shares)			356,479
Weighted- Average Exercise Price, Anti-Dilution adjustment
Weighted- Average Remaining Contractual Term (Years), Anti-Dilution adjustment
Weighted- Average Grant-Date Fair Value, Anti-Dilution adjustment
Aggregate Intrinsic Value, Anti-Dilution adjustment (in Dollars)
Number of Warrants, Surrender of warrants (in Shares)			(399,256)
Weighted- Average Exercise Price, Surrender of warrants
Weighted- Average Remaining Contractual Term (Years), Surrender of warrants
Weighted- Average Grant-Date Fair Value, Surrender of warrants
Aggregate Intrinsic Value, Surrender of warrants (in Dollars)
Number of Warrants, issuance of warrants (in Shares)			2,240,000
Weighted- Average Exercise Price, issuance of warrants			$ 0.2
Weighted- Average Remaining Contractual Term (Years), issuance of warrants			6 years 9 months
Weighted- Average Grant-Date Fair Value, issuance of warrants			$ 0.2
Aggregate Intrinsic Value, issuance of warrants (in Dollars)			$ 448,000
Number of Options, Outstanding, ending (in Shares)	2,240,000	2,240,000	2,240,000
Weighted-Average Exercise Price, Outstanding ending	$ 0.2	$ 0.2	$ 0.2
Weighted- Average Remaining Contractual Term (Years), Outstanding, ending	5 years	5 years 6 months	6 years 6 months
Weighted-Average Grant-Date Fair Value, Outstanding ending	$ 0.2	$ 0.2	$ 0.2
Aggregate Intrinsic Value, Outstanding ending (in Dollars)			$ 224,000